Segment Information - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014 Segment	Jun. 30, 2013	Jun. 30, 2012
Segment Reporting Information [Line Items]
Number of reportable segments	2
Revenues	$ 489,499	$ 423,688
Oil and gas interests, net	7,871	7,470
Goodwill	139,158	138,312	142,690
Oil and gas
Segment Reporting Information [Line Items]
Revenues	5,183	4,854
Oil and gas | United States
Segment Reporting Information [Line Items]
Revenues	5,200	4,900
Oil and gas interests, net	7,900	7,500
Goodwill	$ 0	$ 0